Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.48%
Advertising–0.43%
Interpublic Group of Cos., Inc. (The)	633,431	$14,112,843
Omnicom Group, Inc.	209,449	13,195,287
		27,308,130
Aerospace & Defense–2.13%
Boeing Co. (The)	68,392	14,410,878
General Dynamics Corp.	75,388	11,259,198
Howmet Aerospace, Inc.	615,638	14,442,867
Huntington Ingalls Industries, Inc.	74,344	11,909,165
L3Harris Technologies, Inc.	60,533	11,621,731
Lockheed Martin Corp.	28,138	10,270,370
Northrop Grumman Corp.	32,337	9,774,182
Raytheon Technologies Corp.	180,682	12,958,513
Teledyne Technologies, Inc.(b)	34,987	13,222,987
Textron, Inc.	282,870	12,757,437
TransDigm Group, Inc.	21,667	12,549,310
		135,176,638
Agricultural & Farm Machinery–0.21%
Deere & Co.	50,742	13,275,122
Agricultural Products–0.18%
Archer-Daniels-Midland Co.	233,704	11,631,448
Air Freight & Logistics–0.73%
C.H. Robinson Worldwide, Inc.	111,073	10,437,530
Expeditors International of Washington, Inc.	121,274	10,838,257
FedEx Corp.	47,073	13,490,180
United Parcel Service, Inc., Class B	68,977	11,799,896
		46,565,863
Airlines–1.05%
Alaska Air Group, Inc.	271,718	13,849,466
American Airlines Group, Inc.(c)	846,204	11,956,863
Delta Air Lines, Inc.	345,690	13,914,023
Southwest Airlines Co.	281,345	13,037,527
United Airlines Holdings, Inc.(b)	303,808	13,686,550
		66,444,429
Alternative Carriers–0.17%
CenturyLink, Inc.	1,028,954	10,752,569
Apparel Retail–0.87%
Gap, Inc. (The)	658,555	13,803,313
L Brands, Inc.	391,369	15,189,031
Ross Stores, Inc.	121,462	13,059,594
TJX Cos., Inc. (The)	202,370	12,852,519
		54,904,457
Apparel, Accessories & Luxury Goods–1.32%
Hanesbrands, Inc.	712,044	10,111,025
PVH Corp.	163,386	12,987,553
Ralph Lauren Corp.	143,886	12,338,225
Tapestry, Inc.	678,537	19,216,168
Under Armour, Inc., Class A(b)	506,313	8,389,606
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	527,969	$7,681,949
VF Corp.	156,481	13,050,515
		83,775,041
Application Software–2.00%
Adobe, Inc.(b)	23,248	11,123,471
ANSYS, Inc.(b)	34,890	11,794,913
Autodesk, Inc.(b)	48,172	13,499,239
Cadence Design Systems, Inc.(b)	107,954	12,555,050
Citrix Systems, Inc.	82,785	10,258,717
Intuit, Inc.	34,788	12,246,072
Paycom Software, Inc.(b)	41,276	17,215,394
salesforce.com, inc.(b)	45,077	11,079,927
Synopsys, Inc.(b)	54,726	12,450,165
Tyler Technologies, Inc.(b)	33,683	14,402,851
		126,625,799
Asset Management & Custody Banks–1.66%
Ameriprise Financial, Inc.	72,047	13,345,986
Bank of New York Mellon Corp. (The)	304,399	11,908,089
BlackRock, Inc.	20,247	14,139,492
Franklin Resources, Inc.	541,689	11,911,741
Invesco Ltd. (Acquired 12/22/2008-09/18/2020; Cost $0)(d)(e)	1,024,146	16,621,890
Northern Trust Corp.	137,236	12,779,416
State Street Corp.	168,823	11,898,645
T. Rowe Price Group, Inc.	87,150	12,498,182
		105,103,441
Auto Parts & Equipment–0.40%
Aptiv PLC	129,608	15,384,470
BorgWarner, Inc.	258,634	10,047,931
		25,432,401
Automobile Manufacturers–0.47%
Ford Motor Co.	1,565,480	14,214,558
General Motors Co.	359,762	15,771,966
		29,986,524
Automotive Retail–0.64%
Advance Auto Parts, Inc.	70,886	10,469,862
AutoZone, Inc.(b)	8,876	10,097,781
CarMax, Inc.(b)	107,827	10,079,668
O’Reilly Automotive, Inc.(b)	23,086	10,214,170
		40,861,481
Biotechnology–1.35%
AbbVie, Inc.	122,166	12,776,120
Alexion Pharmaceuticals, Inc.(b)	104,009	12,700,539
Amgen, Inc.	45,055	10,004,012
Biogen, Inc.(b)	40,598	9,750,422
Gilead Sciences, Inc.	167,099	10,137,896
Incyte Corp.(b)	124,527	10,527,513
Regeneron Pharmaceuticals, Inc.(b)	20,117	10,380,976
Vertex Pharmaceuticals, Inc.(b)	42,480	9,674,820
		85,952,298

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Brewers–0.23%
Molson Coors Beverage Co., Class B	312,293	$14,365,478
Broadcasting–0.59%
Discovery, Inc., Class A(b)(c)	171,941	4,626,932
Discovery, Inc., Class C(b)	339,918	8,164,831
Fox Corp., Class A	265,854	7,667,229
Fox Corp., Class B	123,568	3,506,860
ViacomCBS, Inc., Class B	374,261	13,203,928
		37,169,780
Building Products–1.36%
A.O. Smith Corp.	224,648	12,649,929
Allegion PLC	111,854	12,755,830
Carrier Global Corp.	374,772	14,267,570
Fortune Brands Home & Security, Inc.	132,651	11,076,359
Johnson Controls International PLC	262,980	12,107,599
Masco Corp.	187,194	10,046,702
Trane Technologies PLC	93,668	13,698,008
		86,601,997
Cable & Satellite–0.57%
Charter Communications, Inc., Class A (Acquired 09/07/2016-11/21/2016; Cost $5,015,494)(b)(e)	18,217	11,877,302
Comcast Corp., Class A	245,319	12,324,827
DISH Network Corp., Class A(b)(f)	341,329	12,243,471
		36,445,600
Casinos & Gaming–0.61%
Las Vegas Sands Corp.	211,104	11,760,604
MGM Resorts International	482,110	13,619,607
Wynn Resorts Ltd.	133,460	13,412,730
		38,792,941
Commodity Chemicals–0.38%
Dow, Inc.	219,826	11,652,976
LyondellBasell Industries N.V., Class A	147,468	12,549,527
		24,202,503
Communications Equipment–1.00%
Arista Networks, Inc.(b)	53,767	14,554,727
Cisco Systems, Inc.	274,783	11,821,165
F5 Networks, Inc.(b)	91,327	14,868,949
Juniper Networks, Inc.	473,978	10,318,501
Motorola Solutions, Inc.	71,222	12,216,709
		63,780,051
Computer & Electronics Retail–0.18%
Best Buy Co., Inc.	102,310	11,131,328
Construction & Engineering–0.43%
Jacobs Engineering Group, Inc.	118,085	12,734,287
Quanta Services, Inc.	212,536	14,524,710
		27,258,997
Construction Machinery & Heavy Trucks–0.75%
Caterpillar, Inc.	71,237	12,366,031
Cummins, Inc.	52,706	12,184,046
PACCAR, Inc.	130,627	11,372,386
Wabtec Corp.	162,346	11,899,962
		47,822,425
Shares		Value
Construction Materials–0.41%
Martin Marietta Materials, Inc.	52,202	$13,866,417
Vulcan Materials Co.	86,984	12,147,316
		26,013,733
Consumer Electronics–0.20%
Garmin Ltd.	109,528	12,788,489
Consumer Finance–0.85%
American Express Co.	106,022	12,573,149
Capital One Financial Corp.	154,235	13,208,686
Discover Financial Services	200,188	15,248,320
Synchrony Financial	424,907	12,946,916
		53,977,071
Copper–0.25%
Freeport-McMoRan, Inc.	673,531	15,753,890
Data Processing & Outsourced Services–2.33%
Automatic Data Processing, Inc.	82,122	14,279,373
Broadridge Financial Solutions, Inc.	81,517	11,973,217
Fidelity National Information Services, Inc.	75,978	11,275,895
Fiserv, Inc.(b)	117,756	13,563,136
FleetCor Technologies, Inc.(b)	47,437	12,580,767
Global Payments, Inc.	65,907	12,864,387
Jack Henry & Associates, Inc.	70,345	11,315,697
Mastercard, Inc., Class A	33,192	11,169,440
Paychex, Inc.	146,131	13,612,103
PayPal Holdings, Inc.(b)	59,557	12,752,345
Visa, Inc., Class A	54,607	11,486,582
Western Union Co. (The)	495,405	11,176,337
		148,049,279
Distillers & Vintners–0.36%
Brown-Forman Corp., Class B	138,101	11,139,227
Constellation Brands, Inc., Class A	58,038	11,946,542
		23,085,769
Distributors–0.53%
Genuine Parts Co.	108,974	10,719,772
LKQ Corp.(b)	340,745	12,001,039
Pool Corp.	31,849	11,023,258
		33,744,069
Diversified Banks–0.98%
Bank of America Corp.	429,739	12,101,450
Citigroup, Inc.	214,870	11,832,891
JPMorgan Chase & Co.	108,423	12,780,903
U.S. Bancorp	298,756	12,909,247
Wells Fargo & Co.	451,518	12,349,017
		61,973,508
Diversified Chemicals–0.21%
Eastman Chemical Co.	136,981	13,341,949
Diversified Support Services–0.39%
Cintas Corp.	34,144	12,131,363
Copart, Inc.(b)	107,424	12,402,101
		24,533,464
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.	315,803	12,003,672
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–2.79%
Alliant Energy Corp.	211,308	$11,114,801
American Electric Power Co., Inc.	138,451	11,753,105
Duke Energy Corp.	131,981	12,229,360
Edison International	216,440	13,280,758
Entergy Corp.	114,807	12,496,742
Evergy, Inc.	210,981	11,690,457
Eversource Energy	133,379	11,671,996
Exelon Corp.	305,842	12,560,931
FirstEnergy Corp.	373,622	9,923,400
NextEra Energy, Inc.	157,588	11,596,901
NRG Energy, Inc.	346,674	11,353,574
Pinnacle West Capital Corp.	154,560	12,650,736
PPL Corp.	398,051	11,312,610
Southern Co. (The)	211,714	12,671,083
Xcel Energy, Inc.	159,151	10,720,411
		177,026,865
Electrical Components & Equipment–0.80%
AMETEK, Inc.	109,682	13,000,608
Eaton Corp. PLC	106,890	12,945,448
Emerson Electric Co.	161,342	12,394,292
Rockwell Automation, Inc.	49,306	12,600,641
		50,940,989
Electronic Components–0.42%
Amphenol Corp., Class A	105,076	13,744,991
Corning, Inc.	343,092	12,838,503
		26,583,494
Electronic Equipment & Instruments–0.87%
FLIR Systems, Inc.	320,233	12,245,710
Keysight Technologies, Inc.(b)	118,661	14,244,066
Vontier Corp.(b)	374,678	12,428,069
Zebra Technologies Corp., Class A(b)	43,840	16,589,933
		55,507,778
Electronic Manufacturing Services–0.43%
IPG Photonics Corp.(b)	69,124	14,309,359
TE Connectivity Ltd.	112,014	12,766,236
		27,075,595
Environmental & Facilities Services–0.54%
Republic Services, Inc.	114,460	11,070,571
Rollins, Inc.	202,482	11,577,921
Waste Management, Inc.	96,848	11,537,502
		34,185,994
Fertilizers & Agricultural Chemicals–0.81%
CF Industries Holdings, Inc.	328,389	12,248,910
Corteva, Inc.	377,614	14,470,169
FMC Corp.	100,942	11,710,281
Mosaic Co. (The)	598,490	13,142,840
		51,572,200
Financial Exchanges & Data–1.48%
Cboe Global Markets, Inc.	123,336	11,263,044
CME Group, Inc., Class A	67,143	11,752,039
Intercontinental Exchange, Inc.	111,558	11,770,485
MarketAxess Holdings, Inc.	24,186	13,040,607
Moody’s Corp.	38,458	10,858,232
MSCI, Inc.	32,301	13,224,675
Shares		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.	87,178	$11,157,912
S&P Global, Inc.	31,418	11,052,224
		94,119,218
Food Distributors–0.20%
Sysco Corp.	175,896	12,539,626
Food Retail–0.17%
Kroger Co. (The)	318,835	10,521,555
Footwear–0.20%
NIKE, Inc., Class B	92,866	12,509,050
Gas Utilities–0.18%
Atmos Energy Corp.	117,567	11,273,500
General Merchandise Stores–0.61%
Dollar General Corp.	54,655	11,946,490
Dollar Tree, Inc.(b)	121,692	13,293,634
Target Corp.	74,218	13,324,358
		38,564,482
Gold–0.15%
Newmont Corp.	165,484	9,733,769
Health Care Distributors–0.76%
AmerisourceBergen Corp.	116,479	12,010,150
Cardinal Health, Inc.	226,505	12,364,908
Henry Schein, Inc.(b)	170,240	10,948,134
McKesson Corp.	72,876	13,111,121
		48,434,313
Health Care Equipment–3.26%
Abbott Laboratories	104,664	11,326,738
ABIOMED, Inc.(b)	40,620	11,133,942
Baxter International, Inc.	131,870	10,031,351
Becton, Dickinson and Co.	46,476	10,914,424
Boston Scientific Corp.(b)	271,987	9,016,369
Danaher Corp.	53,489	12,015,234
DexCom, Inc.(b)	28,577	9,135,495
Edwards Lifesciences Corp.(b)	133,998	11,241,092
Hologic, Inc.(b)	176,633	12,210,639
IDEXX Laboratories, Inc.(b)	30,037	13,846,456
Intuitive Surgical, Inc.(b)	15,597	11,324,202
Medtronic PLC	104,595	11,892,452
ResMed, Inc.	63,710	13,353,616
STERIS PLC	67,527	13,087,408
Stryker Corp.	54,243	12,660,316
Teleflex, Inc.	29,571	11,318,300
Varian Medical Systems, Inc.(b)	63,221	10,999,190
Zimmer Biomet Holdings, Inc.	78,718	11,738,428
		207,245,652
Health Care Facilities–0.39%
HCA Healthcare, Inc.	81,778	12,275,695
Universal Health Services, Inc., Class B	96,805	12,640,797
		24,916,492
Health Care REITs–0.55%
Healthpeak Properties, Inc.	392,912	11,339,440
Ventas, Inc.	250,133	11,983,872
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	186,145	$11,723,412
		35,046,724
Health Care Services–1.02%
Cigna Corp.	64,704	13,532,195
CVS Health Corp.	190,912	12,941,924
DaVita, Inc.(b)	124,456	13,671,492
Laboratory Corp. of America Holdings(b)	60,386	12,067,538
Quest Diagnostics, Inc.	99,323	12,314,065
		64,527,214
Health Care Supplies–0.81%
Align Technology, Inc.(b)	34,496	16,602,580
Cooper Cos., Inc. (The)	33,530	11,239,927
DENTSPLY SIRONA, Inc.	248,152	12,628,455
West Pharmaceutical Services, Inc.	40,226	11,068,586
		51,539,548
Health Care Technology–0.18%
Cerner Corp.	154,452	11,559,188
Home Furnishings–0.39%
Leggett & Platt, Inc.	245,923	10,599,281
Mohawk Industries, Inc.(b)	113,043	14,224,201
		24,823,482
Home Improvement Retail–0.34%
Home Depot, Inc. (The)	39,656	11,000,971
Lowe’s Cos., Inc.	67,691	10,547,612
		21,548,583
Homebuilding–0.69%
D.R. Horton, Inc.	153,499	11,435,676
Lennar Corp., Class A	141,435	10,729,259
NVR, Inc.(b)	2,707	10,820,366
PulteGroup, Inc.	241,907	10,554,402
		43,539,703
Hotel & Resort REITs–0.22%
Host Hotels & Resorts, Inc.	984,578	13,813,629
Hotels, Resorts & Cruise Lines–1.04%
Carnival Corp.	619,467	12,376,951
Hilton Worldwide Holdings, Inc.	125,425	12,997,793
Marriott International, Inc., Class A	110,401	14,006,575
Norwegian Cruise Line Holdings Ltd.(b)	625,834	14,312,823
Royal Caribbean Cruises Ltd.	158,038	12,454,975
		66,149,117
Household Appliances–0.19%
Whirlpool Corp.	63,415	12,341,193
Household Products–0.86%
Church & Dwight Co., Inc.	117,997	10,356,597
Clorox Co. (The)	51,206	10,392,770
Colgate-Palmolive Co.	142,780	12,227,679
Kimberly-Clark Corp.	73,793	10,280,103
Procter & Gamble Co. (The)	79,328	11,016,279
		54,273,428
Housewares & Specialties–0.21%
Newell Brands, Inc.	627,986	13,350,982
Shares		Value
Human Resource & Employment Services–0.21%
Robert Half International, Inc.	211,756	$13,590,500
Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	32,312	12,658,872
Walmart, Inc.	80,164	12,248,258
		24,907,130
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	615,638	12,583,641
Industrial Conglomerates–0.87%
3M Co.	65,946	11,390,853
General Electric Co.	1,841,739	18,748,903
Honeywell International, Inc.	65,836	13,425,277
Roper Technologies, Inc.	27,423	11,709,621
		55,274,654
Industrial Gases–0.34%
Air Products and Chemicals, Inc.	36,488	10,221,748
Linde PLC (United Kingdom)	43,804	11,232,222
		21,453,970
Industrial Machinery–2.38%
Dover Corp.	97,149	11,855,092
Flowserve Corp.	389,423	13,271,536
Fortive Corp.	164,445	11,532,528
IDEX Corp.	60,504	11,686,347
Illinois Tool Works, Inc.	56,064	11,834,550
Ingersoll Rand, Inc.(b)	304,568	13,483,225
Otis Worldwide Corp.	182,213	12,197,338
Parker-Hannifin Corp.	52,399	14,004,157
Pentair PLC	250,706	12,991,585
Snap-on, Inc.	74,133	13,036,288
Stanley Black & Decker, Inc.	68,915	12,701,724
Xylem, Inc.	129,608	12,438,480
		151,032,850
Industrial REITs–0.35%
Duke Realty Corp.	294,976	11,226,786
Prologis, Inc.	109,354	10,940,868
		22,167,654
Insurance Brokers–0.72%
Aon PLC, Class A	54,372	11,140,279
Arthur J. Gallagher & Co.	107,656	12,424,579
Marsh & McLennan Cos., Inc.	94,648	10,850,447
Willis Towers Watson PLC	53,165	11,068,421
		45,483,726
Integrated Oil & Gas–0.64%
Chevron Corp.	141,052	12,296,913
Exxon Mobil Corp.	296,975	11,323,657
Occidental Petroleum Corp.	1,072,247	16,898,613
		40,519,183
Integrated Telecommunication Services–0.35%
AT&T, Inc.	377,874	10,863,877
Verizon Communications, Inc.	183,282	11,072,066
		21,935,943
Interactive Home Entertainment–0.55%
Activision Blizzard, Inc.	140,546	11,170,596
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–(continued)
Electronic Arts, Inc.(b)	86,958	$11,108,884
Take-Two Interactive Software, Inc.(b)	71,376	12,884,082
		35,163,562
Interactive Media & Services–0.59%
Alphabet, Inc., Class A(b)	3,654	6,410,578
Alphabet, Inc., Class C(b)	3,563	6,273,517
Facebook, Inc., Class A(b)	41,102	11,384,021
Twitter, Inc.(b)	281,489	13,092,053
		37,160,169
Internet & Direct Marketing Retail–1.01%
Amazon.com, Inc.(b)(f)	3,516	11,138,829
Booking Holdings, Inc.(b)	6,143	12,460,768
eBay, Inc.	207,663	10,472,445
Etsy, Inc.(b)	98,929	15,897,890
Expedia Group, Inc.	115,667	14,399,385
		64,369,317
Internet Services & Infrastructure–0.34%
Akamai Technologies, Inc.(b)	102,904	10,651,593
VeriSign, Inc.(b)	55,308	11,101,422
		21,753,015
Investment Banking & Brokerage–0.86%
Charles Schwab Corp. (The)	310,964	15,168,824
Goldman Sachs Group, Inc. (The)	54,541	12,576,064
Morgan Stanley	217,643	13,456,867
Raymond James Financial, Inc.	148,870	13,539,726
		54,741,481
IT Consulting & Other Services–1.16%
Accenture PLC, Class A	46,676	11,626,525
Cognizant Technology Solutions Corp., Class A	160,726	12,557,522
DXC Technology Co.	560,529	12,281,191
Gartner, Inc.(b)	86,531	13,152,712
International Business Machines Corp.	90,221	11,144,098
Leidos Holdings, Inc.	125,713	12,659,299
		73,421,347
Leisure Products–0.20%
Hasbro, Inc.	139,331	12,961,963
Life & Health Insurance–1.46%
Aflac, Inc.	301,137	13,228,949
Globe Life, Inc.	134,508	12,522,695
Lincoln National Corp.	318,279	15,029,134
MetLife, Inc.	286,643	13,234,307
Principal Financial Group, Inc.	266,821	13,285,018
Prudential Financial, Inc.	160,869	12,164,914
Unum Group	594,271	13,210,644
		92,675,661
Life Sciences Tools & Services–1.51%
Agilent Technologies, Inc.	111,139	12,992,149
Bio-Rad Laboratories, Inc., Class A(b)	21,698	11,684,373
Illumina, Inc.(b)	31,315	10,086,248
IQVIA Holdings, Inc.(b)	68,692	11,608,261
Mettler-Toledo International, Inc.(b)	11,253	12,941,400
PerkinElmer, Inc.	93,112	12,383,896
Shares		Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	25,416	$11,817,932
Waters Corp.(b)	53,736	12,467,290
		95,981,549
Managed Health Care–0.77%
Anthem, Inc.	42,469	13,229,943
Centene Corp.(b)	194,159	11,969,903
Humana, Inc.	28,000	11,214,560
UnitedHealth Group, Inc.	36,348	12,225,286
		48,639,692
Metal & Glass Containers–0.20%
Ball Corp.	134,162	12,880,894
Movies & Entertainment–0.57%
Live Nation Entertainment, Inc.(b)	191,780	12,590,357
Netflix, Inc.(b)	22,733	11,155,083
Walt Disney Co. (The)	83,175	12,310,732
		36,056,172
Multi-line Insurance–0.62%
American International Group, Inc.	385,857	14,832,343
Assurant, Inc.	92,320	11,920,359
Hartford Financial Services Group, Inc. (The)	283,601	12,535,164
		39,287,866
Multi-Sector Holdings–0.18%
Berkshire Hathaway, Inc., Class B(b)	50,283	11,510,282
Multi-Utilities–1.83%
Ameren Corp.	143,059	11,127,129
CenterPoint Energy, Inc.	563,413	13,065,547
CMS Energy Corp.	179,911	11,071,723
Consolidated Edison, Inc.	150,650	11,487,063
Dominion Energy, Inc.	137,600	10,800,224
DTE Energy Co.	92,522	11,640,193
NiSource, Inc.	497,204	12,032,337
Public Service Enterprise Group, Inc.	209,169	12,190,369
Sempra Energy	93,025	11,858,827
WEC Energy Group, Inc.	114,197	10,843,005
		116,116,417
Office REITs–0.81%
Alexandria Real Estate Equities, Inc.	69,199	11,329,952
Boston Properties, Inc.	131,696	12,927,279
SL Green Realty Corp.	244,880	14,178,552
Vornado Realty Trust	325,948	12,682,637
		51,118,420
Oil & Gas Equipment & Services–1.03%
Baker Hughes Co., Class A(f)	785,546	14,705,421
Halliburton Co.	767,930	12,739,959
National Oilwell Varco, Inc.	977,551	11,984,775
Schlumberger Ltd.	613,226	12,748,968
TechnipFMC PLC (United Kingdom)	1,613,896	13,411,476
		65,590,599
Oil & Gas Exploration & Production–2.09%
Apache Corp.	922,033	11,885,005
Cabot Oil & Gas Corp.	600,787	10,525,788
Concho Resources, Inc.	241,853	13,901,711
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips	330,967	$13,093,055
Devon Energy Corp.	1,221,667	17,091,121
Diamondback Energy, Inc.	369,965	14,783,801
EOG Resources, Inc.	280,623	13,155,606
Hess Corp.	253,373	11,954,138
Marathon Oil Corp.	2,451,531	14,513,064
Pioneer Natural Resources Co.	119,021	11,971,132
		132,874,421
Oil & Gas Refining & Marketing–0.79%
HollyFrontier Corp.	523,072	12,234,654
Marathon Petroleum Corp.	350,668	13,633,972
Phillips 66	192,015	11,632,268
Valero Energy Corp.	236,223	12,701,711
		50,202,605
Oil & Gas Storage & Transportation–0.61%
Kinder Morgan, Inc.	854,787	12,291,837
ONEOK, Inc.	416,035	14,923,176
Williams Cos., Inc. (The)	541,689	11,364,635
		38,579,648
Packaged Foods & Meats–2.13%
Campbell Soup Co.	240,842	12,046,917
Conagra Brands, Inc.	317,910	11,622,790
General Mills, Inc.	187,194	11,385,139
Hershey Co. (The)	75,315	11,138,335
Hormel Foods Corp.	219,916	10,375,637
JM Smucker Co. (The)	96,710	11,334,412
Kellogg Co.	167,457	10,702,177
Kraft Heinz Co. (The)	345,581	11,383,438
Lamb Weston Holdings, Inc.	173,035	12,524,273
McCormick & Co., Inc.	55,167	10,315,126
Mondelez International, Inc., Class A	190,414	10,939,284
Tyson Foods, Inc., Class A	171,977	11,212,900
		134,980,428
Paper Packaging–1.25%
Amcor PLC	990,809	11,225,866
Avery Dennison Corp.	91,479	13,661,474
International Paper Co.	281,561	13,931,638
Packaging Corp. of America	104,755	13,618,150
Sealed Air Corp.	279,336	12,586,880
Westrock Co.	337,180	14,232,368
		79,256,376
Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	51,042	12,521,623
Pharmaceuticals–1.62%
Bristol-Myers Squibb Co.	185,767	11,591,861
Catalent, Inc.(b)	132,508	12,739,319
Eli Lilly and Co.	73,998	10,777,809
Johnson & Johnson	74,154	10,728,601
Merck & Co., Inc.	129,716	10,427,869
Perrigo Co. PLC	225,387	10,868,161
Pfizer, Inc.	321,020	12,298,276
Viatris, Inc.(b)	714,831	12,023,458
Zoetis, Inc.	69,098	11,081,937
		102,537,291
Shares		Value
Property & Casualty Insurance–1.31%
Allstate Corp. (The)	116,802	$11,954,685
Chubb Ltd.	90,812	13,424,738
Cincinnati Financial Corp.	142,463	10,877,050
Loews Corp.	310,698	13,021,353
Progressive Corp. (The)	115,376	10,050,403
Travelers Cos., Inc. (The)	96,634	12,528,598
W.R. Berkley Corp.	174,273	11,350,401
		83,207,228
Publishing–0.20%
News Corp., Class A	554,206	9,781,736
News Corp., Class B	173,555	3,091,014
		12,872,750
Railroads–0.74%
CSX Corp.	142,003	12,787,370
Kansas City Southern	58,896	10,964,668
Norfolk Southern Corp.	50,372	11,939,172
Union Pacific Corp.	55,928	11,413,786
		47,104,996
Real Estate Services–0.23%
CBRE Group, Inc., Class A(b)	233,604	14,282,549
Regional Banks–2.78%
Citizens Financial Group, Inc.	404,218	13,201,760
Comerica, Inc.	276,587	13,608,080
Fifth Third Bancorp	520,711	13,194,817
First Republic Bank	102,433	13,271,219
Huntington Bancshares, Inc.	1,132,062	13,675,309
KeyCorp	886,599	13,706,821
M&T Bank Corp.	107,794	12,556,923
People’s United Financial, Inc.	1,076,459	13,348,092
PNC Financial Services Group, Inc. (The)	98,946	13,661,474
Regions Financial Corp.	951,246	14,525,526
SVB Financial Group(b)	44,082	15,202,119
Truist Financial Corp.	286,643	13,305,968
Zions Bancorporation N.A.	348,050	13,431,249
		176,689,357
Reinsurance–0.19%
Everest Re Group Ltd.	53,107	12,072,814
Research & Consulting Services–0.78%
Equifax, Inc.	67,414	11,251,397
IHS Markit Ltd.	142,003	14,123,618
Nielsen Holdings PLC	756,271	12,228,902
Verisk Analytics, Inc.	60,329	11,963,844
		49,567,761
Residential REITs–1.14%
Apartment Investment & Management Co., Class A	387,285	11,754,100
AvalonBay Communities, Inc.	73,118	12,180,728
Equity Residential	200,445	11,609,774
Essex Property Trust, Inc.	51,397	12,637,494
Mid-America Apartment Communities, Inc.	94,542	11,927,419
UDR, Inc.	325,561	12,524,332
		72,633,847
Restaurants–1.13%
Chipotle Mexican Grill, Inc.(b)	8,445	10,889,236
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Darden Restaurants, Inc.	126,248	$13,632,259
Domino’s Pizza, Inc.	27,764	10,899,314
McDonald’s Corp.	50,267	10,930,057
Starbucks Corp.	128,514	12,596,942
Yum! Brands, Inc.	118,764	12,565,231
		71,513,039
Retail REITs–1.00%
Federal Realty Investment Trust	142,040	12,388,729
Kimco Realty Corp.	939,825	13,571,073
Realty Income Corp.	172,954	10,372,051
Regency Centers Corp.	283,895	12,939,934
Simon Property Group, Inc.	170,823	14,104,855
		63,376,642
Semiconductor Equipment–1.03%
Applied Materials, Inc.	199,242	16,433,480
KLA Corp.	63,734	16,059,056
Lam Research Corp.	37,274	16,872,449
Teradyne, Inc.	146,267	16,139,101
		65,504,086
Semiconductors–2.74%
Advanced Micro Devices, Inc.(b)	143,547	13,301,065
Analog Devices, Inc.	96,295	13,392,709
Broadcom, Inc.	30,464	12,233,733
Intel Corp.	222,369	10,751,541
Maxim Integrated Products, Inc.	166,036	13,787,629
Microchip Technology, Inc.	108,822	14,624,589
Micron Technology, Inc.(b)	237,760	15,238,038
NVIDIA Corp.	22,521	12,072,607
Qorvo, Inc.(b)	89,121	13,963,478
QUALCOMM, Inc.	96,617	14,219,124
Skyworks Solutions, Inc.	80,488	11,362,491
Texas Instruments, Inc.	80,358	12,957,728
Xilinx, Inc.	111,084	16,168,276
		174,073,008
Soft Drinks–0.54%
Coca-Cola Co. (The)	214,617	11,074,237
Monster Beverage Corp.(b)	134,723	11,421,816
PepsiCo, Inc.	80,688	11,637,630
		34,133,683
Specialized REITs–1.51%
American Tower Corp.	43,870	10,142,744
Crown Castle International Corp.	69,098	11,578,752
Digital Realty Trust, Inc.	75,263	10,141,689
Equinix, Inc.	14,654	10,225,415
Extra Space Storage, Inc.	98,555	11,110,105
Iron Mountain, Inc.	367,483	10,105,783
Public Storage	49,676	11,150,275
SBA Communications Corp., Class A	35,979	10,332,449
Weyerhaeuser Co.	385,450	11,193,468
		95,980,680
Specialty Chemicals–1.37%
Albemarle Corp.	115,399	15,690,802
Celanese Corp.	102,818	13,297,452
DuPont de Nemours, Inc.	187,099	11,869,561
Ecolab, Inc.	53,823	11,956,779
Shares		Value
Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	90,542	$10,149,758
PPG Industries, Inc.	86,218	12,654,216
Sherwin-Williams Co. (The)	15,461	11,559,107
		87,177,675
Specialty Stores–0.58%
Tiffany & Co.	96,286	12,659,683
Tractor Supply Co.	79,609	11,209,743
Ulta Beauty, Inc.(b)	47,874	13,184,500
		37,053,926
Steel–0.20%
Nucor Corp.	238,588	12,812,176
Systems Software–0.90%
Fortinet, Inc.(b)	95,149	11,725,211
Microsoft Corp.	53,709	11,497,486
NortonLifeLock, Inc.	518,615	9,454,352
Oracle Corp.	192,252	11,096,785
ServiceNow, Inc.(b)	24,575	13,136,566
		56,910,400
Technology Distributors–0.20%
CDW Corp.	98,440	12,845,436
Technology Hardware, Storage & Peripherals–1.42%
Apple, Inc.	97,843	11,648,209
Hewlett Packard Enterprise Co.	1,185,969	13,093,098
HP, Inc.	568,085	12,458,104
NetApp, Inc.	248,545	13,249,934
Seagate Technology PLC	235,461	13,847,461
Western Digital Corp.	293,240	13,160,611
Xerox Holdings Corp.	574,037	12,565,670
		90,023,087
Tobacco–0.32%
Altria Group, Inc.	251,396	10,013,103
Philip Morris International, Inc.	134,904	10,218,978
		20,232,081
Trading Companies & Distributors–0.62%
Fastenal Co.	248,884	12,307,314
United Rentals, Inc.(b)	62,751	14,243,222
W.W. Grainger, Inc.	30,853	12,905,810
		39,456,346
Trucking–0.35%
J.B. Hunt Transport Services, Inc.	81,101	10,971,343
Old Dominion Freight Line, Inc.	56,012	11,390,601
		22,361,944
Water Utilities–0.19%
American Water Works Co., Inc.	77,664	11,912,104
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	98,210	13,056,037
Total Common Stocks & Other Equity Interests (Cost $3,311,038,325)		6,188,078,698
Money Market Funds–2.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(g)	59,254,996	59,254,996
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(d)(g)	42,282,768	$42,299,681
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(g)	67,719,995	67,719,995
Total Money Market Funds (Cost $169,275,620)		169,274,672
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $3,480,313,945)		6,357,353,370
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.27%
Invesco Private Government Fund, 0.02%(d)(g)(h)	6,981,609	6,981,609
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(g)(h)	10,469,272	$10,472,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,454,022)		17,454,022
TOTAL INVESTMENTS IN SECURITIES–100.42% (Cost $3,497,767,967)		6,374,807,392
OTHER ASSETS LESS LIABILITIES—(0.42)%		(26,778,907)
NET ASSETS–100.00%		$6,348,028,485
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Ltd.	$10,771,414	$351,890	$(899,008)	$7,252,307	$(854,713)	$16,621,890	$162,023
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,859,282	126,962,917	(91,567,203)	-	-	59,254,996	1,438
Invesco Liquid Assets Portfolio, Institutional Class	17,021,275	90,687,798	(65,405,145)	(948)	(3,299)	42,299,681	5,246
Invesco Treasury Portfolio, Institutional Class	27,267,751	145,100,476	(104,648,232)	-	-	67,719,995	1,285
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,203,085	22,314,246	(21,535,722)	-	-	6,981,609	630*
Invesco Private Prime Fund	2,067,695	21,812,794	(13,408,304)	-	228	10,472,413	1,581*
Total	$87,190,502	$407,230,121	$(297,463,614)	$7,251,359	$(857,784)	$203,350,584	$172,203

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The aggregate value of these securities at period end was $28,499,192, which represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	987	December-2020	$178,804,920	$1,545,993	$1,545,993
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,188,078,698	$—	$—	$6,188,078,698
Money Market Funds	169,274,672	17,454,022	—	186,728,694
Total Investments in Securities	6,357,353,370	17,454,022	—	6,374,807,392
Other Investments - Assets*
Futures Contracts	1,545,993	—	—	1,545,993
Total Investments	$6,358,899,363	$17,454,022	$—	$6,376,353,385

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Equally-Weighted S&P 500 Fund